Taxation	12 Months Ended
Jun. 30, 2019
Income Taxes [Abstract]
Taxation
TAXATION

ACCOUNTING POLICY

Taxation is made up of current and deferred taxation. The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the balance sheet date in the countries where the group operates and generates taxable income.

Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate on the basis of amounts expected to be paid to the tax authorities.

Deferred taxation is recognised on temporary differences existing at each reporting date between the tax base of all assets and liabilities and their carrying amounts. Substantively enacted tax rates are used to determine future anticipated effective tax rates which in turn are used in the determination of deferred taxation, except to the extent that deferred tax arises from the initial recognition of an asset or liability in a transaction that is not a business combination and does not affect the accounting or taxable profit or loss at the time of the transaction. Deferred tax is charged to profit or loss, except where the tax relates to items recognised in other comprehensive income or directly in equity in which case the tax is also recognised in other comprehensive income or directly in equity. The effect on deferred tax of any changes in tax rates is recognised in the income statement, except to the extent that it relates to items previously charged or credited directly to equity.

The principal temporary differences arise from amortisation and depreciation on property, plant and equipment, provisions, unutilised tax losses, unutilised capital allowances carried forward and unrealised gains and losses on the gold forward sale contracts. Deferred tax assets relating to the carry forward of unutilised tax losses and unutilised capital allowances are recognised to the extent that it is probable that future taxable profit will be available against which the unutilised tax losses and unutilised capital allowances can be utilised. The recoverability of these assets is reviewed at each reporting date and adjusted if recovery is no longer probable.

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ACCOUNTING POLICY continued

Deferred income tax is provided on temporary differences arising from investments in subsidiaries, joint ventures and associates, except where the timing of the reversal of the temporary difference is controlled by the group and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred income tax assets and liabilities relate to income taxes levied by the same taxation authority on either the taxable entity or different taxable entities where there is an intention to settle the balances on a net basis.

CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS

The group is subject to income tax in several jurisdictions. Significant judgement is required in determining the worldwide provision for income taxes. There are many transactions and calculations for which the ultimate tax determination is uncertain during the ordinary course of business. Where the final tax outcome is different from the amounts that were initially recorded, such differences will impact the income tax and deferred tax provisions in the period in which such determination is made.

Management has to exercise judgement with regard to deferred tax assets. Where the possibility exists that no future taxable income may flow against which these assets can be offset, the deferred tax assets are not recognised.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the period when the asset is realised or the liability is settled. When different tax rates apply to different levels of taxable income, deferred tax assets and liabilities are measured using the average tax rates that are expected to apply to the taxable profit (tax loss) of the periods in which the temporary differences are expected to reverse. At the group’s South African operations, such average tax rates are directly impacted by the profitability of the relevant mine. The deferred tax rate is therefore based on the current estimate of future profitability of an operation when temporary differences will reverse, based on tax rates and tax laws that have been enacted at the balance sheet date. The future profitability of each mine, in turn, is determined by reference to the life-of-mine (LoM) plan for that operation. The LoM plan is influenced by factors as disclosed in note 13, which may differ from one year to the next and normally result in the deferred tax rate changing from one year to the next.

The taxation (expense)/credit for the year is as follows:

	SA rand
Figures in million	2019	2018	2017

SA taxation

Mining tax (a)	(19)	(42)	(230)
- current year	(14)	(42)	(230)
- prior year	(5)	—	—

Non-mining tax (b)	(124)	(163)	(258)
- current year	(121)	(163)	(256)
- prior year	(3)	—	(2)

Deferred tax (c)	282	439	998
- current year	282	439	998

Total taxation (expense)/credit	139	234	510

(a)
Mining tax on gold mining taxable income in South Africa is determined according to a formula, based on the taxable income from mining operations. 5% of total revenue is exempt from taxation while the remainder is taxable at a higher rate (34%) than non-mining income (28%) as a result of applying the gold mining formula. Mining and non-mining income of Australian entities and PNG operation are taxed at a standard rate of 30%.

All qualifying mining capital expenditure is deducted from taxable mining income to the extent that it does not result in an assessed loss. Accounting depreciation is eliminated when calculating the South African mining tax income. Excess capital expenditure is carried forward as unredeemed capital to be claimed from future mining taxable income. The group has several tax paying entities in South Africa. In terms of the mining ring-fencing application, each ring-fenced mine is treated separately and deductions can normally only be utilised against mining income generated from the relevant ring-fenced mine.

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(b)
Non-mining taxable income of mining companies and the taxable income for non-mining companies are taxed at the statutory corporate rate of 28%.The expense relates to non-mining tax arising from derivative gains (realised and unrealised) recognised on the foreign currency derivatives as well as the realised gains on the commodity forward sale contracts. Refer to note 18 for details on the group's derivative gains recorded.

(c)
The deferred tax rate used to calculate deferred tax is based on the current estimate of future profitability when temporary differences will reverse based on tax rates and tax laws that have been enacted at the balance sheet date. Depending on the profitability of the operations, the deferred tax rate can consequently be significantly different from year to year.

The deferred tax credit in the 2019, 2018 and 2017 years is mainly a result of the impairment of assets, a decrease in the weighted average deferred tax rate due to reduced estimated profitability at South African operations, as well as the provision for silicosis settlement raised in 2017.

INCOME AND MINING TAX RATES

The tax rate remains unchanged for the 2017, 2018 and 2019 years.

Major items causing the group's income tax provision to differ from the South African mining statutory tax rate of 34% were:

	SA rand
Figures in million	2019	2018	2017

Tax on net loss at the mining statutory tax rate	934	1 600	50
Non-allowable deductions	(241)	(513)	(77)
Gain on bargain purchase	—	—	288
Share-based payments	(70)	(104)	(104)
Impairment of assets	(2)	(219)	(87)
Exploration expenditure	(36)	(74)	(50)
Finance costs	(68)	(54)	(37)
Other	(65)	(62)	(87)

Movement in temporary differences related to property, plant and equipment	(1 388)	(1 248)	(1 080)
Movements in temporary differences related to other assets and liabilities	98	55	52
Difference between effective mining tax rate and statutory mining rate on mining income	(175)	(550)	129
Difference between non-mining tax rate and statutory mining rate on non-mining income	19	35	55
Effect on temporary differences due to changes in effective tax rates[1]	83	675	968
Prior year adjustment	(8)	—	7
Capital allowances[2]	684	604	536
Deferred tax asset not recognised[3]	133	(424)	(130)

Income and mining taxation	139	234	510

Effective income and mining tax rate (%)	5	5	347
[1] This mainly relates to movements in the deferred tax rate related to Harmony (10.5% to 25.7%) (2018: 19.4% to 10.5%) (2017: 21.1% to 19.4%), Freegold (8.7% to 8.1%) (2018: 12.5% to 8.7%) (2017: 20.0% to 12.5%) and Randfontein Estates Limited (Randfontein) (1.8% to 4.5%) (2018: 3.8% to 1.8%) (2017: 10.1% to 3.8%).
[2] This relates to the additional capital allowance that may be deducted from taxable income from mining operations in South Africa. A significant portion relates to Avgold Limited (Avgold) which has a 0% effective tax rate.
[3] This relates to tax losses and deductible temporary differences for which future taxable profits are uncertain and are not considered probable.

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DEFERRED TAX

The analysis of deferred tax assets and liabilities is as follows:

	SA rand
Figures in million	2019	2018*

Deferred tax assets	(549)	(388)
Deferred tax asset to be recovered after more than 12 months	(49)	(52)
Deferred tax asset to be recovered within 12 months	(500)	(336)

Deferred tax liabilities	1 237	1 533
Deferred tax liability to be recovered after more than 12 months	1 125	1 385
Deferred tax liability to be recovered within 12 months	112	148

Net deferred tax liability	688	1 145
* Re-presented due to the change in the final purchase price allocation related to the Moab Khotsong acquisition. Refer to note 12 for detail.

Deferred tax liabilities and assets on the balance sheet as of 30 June 2019 and 30 June 2018 relate to the following:

	SA rand
Figures in million	2019	2018

Gross deferred tax liabilities	1 237	1 533

Amortisation and depreciation	1 229	1 440
Derivative assets	—	90
Other	8	3

Gross deferred tax assets	(549)	(388)

Unredeemed capital expenditure	(4 044)	(4 266)
Provisions, including non-current provisions	(844)	(680)
Derivative financial instruments	(87)	—
Tax losses	(1 209)	(758)
Deferred tax asset not recognised[1]	5 635	5 316

Net deferred tax liability	688	1 145

[1] The majority of the deferred tax asset not recognised (2019: R5 293 million (2018: R5 109 million)) relates to Harmony's PNG operations.

Movement in the net deferred tax liability recognised in the balance sheet as follows:

	SA rand
Figures in million	2019	2018

Balance at beginning of year	1 145	1 702
Credit per income statement	(282)	(439)
Tax directly charged to other comprehensive income	(176)	(193)
Moab Khotsong acquisition	—	75

Balance at end of year	688	1 145

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DEFERRED TAX continued

	SA rand
Figures in million	2019	2018

As at 30 June, the group had the following potential future tax deductions:

Unredeemed capital expenditure available for utilisation against future mining taxable income[1]	39 725	38 711
Tax losses carried forward utilisable against mining taxable income[2]	5 494	4 334
Capital Gains Tax (CGT) losses available to be utilised against future CGT gains[4]	571	571

As at 30 June, the group has not recognised the following deferred tax asset amounts relating to the above:	12 935	12 215

The unrecognised temporary differences are:
Unredeemed capital expenditure[3]	35 038	34 021
Tax losses[2]	5 109	4 196
CGT losses[4]	571	571

[1] Includes Avgold R19 086 million (2018: R16 991 million), Randfontein R2 134 million (2018: R2 163 million), Moab Khotsong R1 755 million (2018:
R2 091 million) and Hidden Valley R16 333 million (2018: R17 030 million). These have an unlimited carry-forward period.
[2] Relates mainly to Hidden Valley and the PNG exploration operations. These have an unlimited carry-forward period.
[3] Relates to Avgold and Hidden Valley.
[4] The CGT losses relate to the gross CGT losses available to be utilised against future CGT gains.

DIVIDEND TAX (DT)

The withholding tax on dividends remained unchanged at 20%.